Investment in Affiliates - Balance Sheet Data (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Investments in and Advances to Affiliates [Line Items]
Cash and cash equivalents, including restricted cash	$ 41,357	$ 44,051	$ 46,609	$ 86,458
Current assets	140,605	114,008
Non-current assets	1,428,392	1,441,947
Current liabilities	805,860	241,939
Long-term debt including current portion, net of deferred finance costs and discount	704,772	172,953
Non-current liabilities	$ 433,280	$ 1,000,164
Navios Europe I [Member]
Investments in and Advances to Affiliates [Line Items]
Cash and cash equivalents, including restricted cash			19,160
Current assets			22,732
Non-current assets			139,955
Current liabilities			83,059
Long-term debt including current portion, net of deferred finance costs and discount			64,818
Non-current liabilities			61,035
Navios Europe II [Member]
Investments in and Advances to Affiliates [Line Items]
Cash and cash equivalents, including restricted cash			27,544
Current assets			33,479
Non-current assets			195,805
Current liabilities			39,150
Long-term debt including current portion, net of deferred finance costs and discount			99,153
Non-current liabilities			$ 168,195